DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2013
DERIVATIVE FINANCIAL INSTRUMENTS
Beginning fair value of interest rate swap derivative instruments	$ (7)	$ (7)
Amount of unrealized losses recognized in OCI	(106)	(106)	$ (277)
Amount of gains reclassified from AOCI to earnings (effective portion)	113	113	338
Net change in unrealized gain	7	7	61
Ending fair value of interest rate swap derivative instruments			(7)
Interest Rate Swap | Cash Flow Hedging
DERIVATIVE FINANCIAL INSTRUMENTS
Aggregate notional amount				$ 125,000
Beginning fair value of interest rate swap derivative instruments	$ (7)	(7)	(68)
Amount of unrealized losses recognized in OCI		106	277
Amount of gains reclassified from AOCI to earnings (effective portion)		113	338
Net change in unrealized gain		$ (7)	(61)
Ending fair value of interest rate swap derivative instruments			$ (7)